CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - 12 months ended Jun. 30, 2025 - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total	Series C Preferred Stock	Series D Preferred Stock
Equity, Attributable to Parent, Beginning Balance at Jun. 30, 2024	$ 500,000	$ 0	$ (500,000)	$ 0	$ 0
Shares, Outstanding, Beginning Balance at Jun. 30, 2024	500,000,000
Net loss	$ 0	0	(997,763)	(997,763)	0	$ 0
Equity, Attributable to Parent, Ending Balance at Jun. 30, 2025	$ 2,000,000	809,999	(3,621,781)	(811,778)	$ 3	$ 1
Shares, Outstanding, Ending Balance at Jun. 30, 2025	2,000,000,000				2,500	810
Shares issued related to acquisition of AP4L	$ 1,240,000	0	(1,240,003)	0	$ 3	$ 0
Shares issued related to acquisition of AP4L	1,240,000,000				2,500
Reverse re-capitalization	$ 260,000	0	(884,015)	(624,015)	$ 0	0
Reverse re-capitalization	260,000,000
Conversion of promissory notes into Series D Preferred Stock	$ 0	$ 809,999	$ 0	$ 810,000	$ 0	$ 1
Conversion of promissory notes into Series D Preferred Stock						810